Vista Outdoor Inc. - 10-K Property, Plant, and Equipment (Narrative) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 11,209	$ 12,220	$ 49,145	$ 48,126	$ 46,094
Selling, general, and administrative	$ 137,349	$ 122,491	540,076	$ 504,478	$ 434,273
Fire
Property, Plant and Equipment [Line Items]
Accruals for insurance recoveries			3,242
Impairment expense of damaged fixed assets			4,242
Selling, general, and administrative			$ 1,000
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)			1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)			10 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)			1 year
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)			30 years